JPMorgan Large Cap Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.26%	11.47%	11.32%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.78%	12.11%	11.46%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.60%	12.94%	12.17%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.34%	10.68%	10.20%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.53%	9.74%	9.35%